RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Shares issued		610,000
Share price		$ 0.10
Chief Executive Officer And Directors [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 557,089	$ 549,589